Fair Value and Fair Value Hierarchy of Financial Instruments - Schedule of Derivative Financial Assets (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Fair Value and Fair Value Hierarchy of Financial Instruments [Abstract]
Balance	$ 167,388
Net fair value (loss)/gains recognized in profit or loss	34,234
Settlement	(201,411)
Exchange realignment	(211)
Balance